Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Severance pay liability	$ 267,713	$ 240,414
Deposit with insurance companies	206,054	185,836
Severance expenses	$ 32,908	$ 34,165	$ 31,086